Performance Management	Feb. 28, 2026
The Ambassador Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Swiss Re Global Cat Bond Performance Total Return Index. The Bloomberg U.S. Aggregate Bond Index is included as the Fund’s primary benchmark to satisfy regulatory requirements. The Fund also compares its performance to the returns of the Swiss Re Global Cat Bond Performance Total Return Index, which reflects the returns of the catastrophe bond market, as the Advisor believes that index is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www.embassyfunds.com or by calling the Fund (toll-free) at 1-877-771-7731. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Swiss Re Global Cat Bond Performance Total Return Index.
Bar Chart [Heading]	Calendar-Year Total Returns (before taxes) for Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]
Institutional Class Shares
Highest Calendar Quarter Return at NAV	6.41%	Quarter Ended 9/30/2024
Lowest Calendar Quarter Return at NAV	(1.20)%	Quarter Ended 9/30/2022

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns are shown for Institutional Class shares only. Since Class S shares have higher expenses than Institutional Class shares, the after-tax returns for Class S shares are expected to be lower than the after-tax returns shown for Institutional Class shares.
Performance Availability Website Address [Text]	www.embassyfunds.com
Performance Availability Phone [Text]	1-877-771-7731
The Ambassador Fund | Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	6.41%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(1.20%)
Lowest Quarterly Return, Date	Sep. 30, 2022
The Diplomat Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market securities index, the ICE U.S. Treasury 7-10 Year Total Return Index, and the Bloomberg 3-10 Year U.S. Treasury Index. The Bloomberg U.S. Aggregate Bond Index is included as the Fund’s primary benchmark to satisfy regulatory requirements. The Fund previously also compared its performance to the returns of the ICE U.S. Treasury 7-10 Year Total Return Index, which measures the performance of U.S. Treasury securities with a remaining maturity of 7–10 years. In light of the Fund’s current principal investment strategies, the Fund also compares its performance to the returns of the Bloomberg 3-10 Year U.S. Treasury Index, which measures the performance of U.S. government bonds with a remaining maturity of at least 3 and up to (but not including) 10 years, as the Advisor believes this index is a better performance benchmark for the Fund. Effective August 21, 2025, the Fund changed its principal investment strategies. Prior to that date, the Fund generally maintained a core portfolio of U.S. Treasury securities with maturities in the 7-to-10-year range and used U.S. Treasury futures to adjust duration based on a quantitative model implemented on an approximately monthly basis. Effective August 21, 2025, the Fund broadened the core portfolio to U.S. Treasury securities with maturities between two and ten years and continues to use Interest Rate Derivatives to adjust duration based on a quantitative model that is implemented at the Advisor’s discretion. Consequently, performance during periods prior to August 21, 2025, does not reflect the Fund’s current investment strategies, and the Fund’s performance may have differed if the Fund’s current investment strategies had been in place. Updated performance information is available at the Fund’s website, www.embassyfunds.com or by calling the Fund (toll-free) at 1-877-771-7731. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based market securities index, the ICE U.S. Treasury 7-10 Year Total Return Index, and the Bloomberg 3-10 Year U.S. Treasury Index.
Bar Chart [Heading]	Calendar-Year Total Returns (before taxes) For each calendar year at net asset value per share (“NAV”)
Bar Chart Closing [Text Block]
Highest Calendar Quarter Return at NAV	6.74%	Quarter Ended 3/31/2023
Lowest Calendar Quarter Return at NAV	(5.31)%	Quarter Ended 12/31/2024

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.embassyfunds.com
Performance Availability Phone [Text]	1-877-771-7731
The Diplomat Fund | The Diplomat Fund Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	6.74%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(5.31%)
Lowest Quarterly Return, Date	Dec. 31, 2024